                         SATUIT CAPITAL MICRO CAP FUND
                           Fund Expenses (Unaudited)

A. Fund Expenses Example

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2004 and held for the six months ended April 30, 2005.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on certain purchases and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------
CLASS A                      Beginning Account           Ending Account         Expenses Paid During
                                   Value                     Value                    Period*
                              November 1, 2004           April 30, 2005       November 1, 2004 through
                                                                                   April 30, 2005
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Actual                             $1,000                  $  950.10                   $9.43
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Hypothetical                       $1,000                  $1,015.25                   $9.74
(5% return before
  expenses)
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.95% for Class A and 2.70% for Class C, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

-------------------------------------------------------------------------------------------------------
CLASS C                      Beginning Account           Ending Account         Expenses Paid During
                                   Value                     Value                    Period*
                              November 1, 2004           April 30, 2005       November 1, 2004 through
                                                                                   April 30, 2005
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Actual                             $1,000                  $  954.30                   $13.08
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Hypothetical                       $1,000                  $1,011.50                   $13.47
(5% return before
  expenses)
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.95% for Class A and 2.70% for Class C, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

B. Portfolio Holdings, by Sector, as Percentage of Net Assets

 LOGO

                         SATUIT CAPITAL MICRO CAP FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                April 30, 2005
                                  (Unaudited)

              Number                                     Market
              of Shares Security Description             Value
              --------- --------------------           ----------

                        COMMON STOCKS:          64.93%

                        AEROSPACE:               1.38%
               18,700   BE Aerospace Inc*              $  227,018
                                                       ----------

                        CAPITAL GOODS:           1.21%
               20,000   Orbit International*              199,400
                                                       ----------

                        CONSUMER:                2.67%
               29,500   Comfort Systems USA*              210,630
               26,700   MAC-Gray Corp.*                   228,552
                                                       ----------
                                                          439,182
                                                       ----------

                        ENERGY:                  7.28%
                9,950   Core Labs*                        234,820
               10,000   Dawson Geophysical*               200,500
                5,600   Dril-Quip*                        163,240
                8,300   Gulf Island                       174,632
               19,300   Pioneer Drilling Co.*             254,567
                5,880   Remington Oil & Gas*              171,520
                                                       ----------
                                                        1,199,279
                                                       ----------

                        ENGINEERING:             1.59%
               12,500   The Keith Co.*                    262,250
                                                       ----------

                        FINANCIAL:              11.44%
                8,600   Asta Financial                    179,740
               18,700   CNA Surety Corp*                  245,718
               11,900   Columbia Bancorp                  215,509
               41,500   Meadowbrook Insurance*            221,195
                7,000   Navigators Group Inc.*            224,000
               18,700   Premier West Bancorp*             223,465
                8,300   Scottish Annuity & Life           194,884
               12,800   Washington Banking Co.            241,920
                3,000   Wintrust Financial                137,730
                                                       ----------
                                                        1,884,161
                                                       ----------

           Number                                           Market
           of Shares Security Description                   Value
           --------- --------------------                 ----------

                     HEALTHCARE/DRUGS:             10.24%
            13,500   Anika Therapeutics Inc.*             $  197,967
            14,100   Bio Reference Labs* **                  195,990
             9,500   Healthcare Services                     239,875
             8,600   National Medical Health Card*           214,054
            37,000   Novamed Inc.*                           191,290
             8,700   Radiation Therapy Services*             201,927
            17,900   Res-Care Inc.*                          255,791
             9,100   Ventiv Health*                          189,735
                                                          ----------
                                                           1,686,629
                                                          ----------

                     INTERNET:                      2.30%
            11,200   Blackboard Inc.*                        203,168
            14,700   Web Side Story Inc.*                    174,930
                                                          ----------
                                                             378,098
                                                          ----------

                     MANUFACTURING:                 8.65%
            42,200   Bodisen Biotech Inc.* **                217,752
             9,900   Cohu Inc.                               176,715
            25,300   Hartmarx Corp*                          218,339
            24,100   Jacuzzi Brands* **                      218,105
            15,800   Ladish Company*                         190,390
            20,000   Lamson & Sessions Co.*                  189,200
            17,800   LSI Industries Inc.                     214,846
                                                          ----------
                                                           1,425,347
                                                          ----------

                     RETAIL:                        3.89%
            18,500   Books A Million                         139,490
             8,625   Jos. A. Bank Clothier*                  282,900
            14,600   Sport Chalet Inc.*                      219,000
                                                          ----------
                                                             641,390
                                                          ----------

                     TECH:                          6.42%
            33,600   Ballantyne of Omaha*                    134,400
            14,000   Bottomline Tech*                        187,460
            32,000   I Village Inc*                          209,600
            13,600   Jupitermedia Corp*                      172,856
            12,600   Pomeroy IT Solutions Inc*               169,974
             6,500   Sensytech Inc.*                         183,625
                                                          ----------
                                                           1,057,915
                                                          ----------

   Number                                                          Market
   of Shares Security Description                                  Value
   --------- --------------------                                -----------

             TELECOMMUNICATIONS:                           5.53%
     12,800  Aladdin Knowledge System*                           $   262,272
     38,400  Arris Group Inc*                                        291,456
     25,000  Channell Commercial*                                    153,750
     68,300  Tut Systems* **                                         204,217
                                                                 -----------
                                                                     911,695
                                                                 -----------

             TRANSPORTATION:                               2.33%
     10,700  Celadon Group Inc.*                                     173,233
     15,480  Providence & Worcester                                  210,838
                                                                 -----------
                                                                     384,071
                                                                 -----------
             Total Common Stocks:                                 10,696,435
                                                                 -----------

             REPURCHASE AGREEMENTS:
             [collateral received for securities loaned]
    $66,272  Bear Sterns, 1.500%, dated 4/29/05,
             due 5/2/05, maturity value $190,000
             (collateralized by U.S. Treasury Bond
             4.57% due 11/15/27, valued at $66,272)
             (cost $66,272)                                0.40%      66,272
                                                                 -----------

             TOTAL INVESTMENTS:
             (Cost: $9,390,960)***                        65.33% $10,762,707
             Other assets, net of liabilities             34.67%   5,711,268
                                                         ------  -----------

             NET ASSETS                                  100.00% $16,473,975
                                                         ======  ===========

*  Non-income producing
** Portion of the security is pledged as collateral for securities loaned (see
   Note 4).
***Cost for Federal income tax purpose is $9,390,960 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $1,599,272
                   Gross unrealized depreciation   (227,525)
                                                 ----------
                   Net unrealized appreciation   $1,371,747
                                                 ==========

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $9,390,960) (Notes 1,3 & 4)
   (including collateral on loaned securities of $63,471)                                $10,762,707
 Cash and cash equivalents                                                                 4,981,799

 Receivables:
   Interest                                                                   $    3,571
   Securities sold                                                             1,126,267
   Capital stock sold                                                              4,285
                                                                              ----------
                                                                                           1,134,123
 Other assets                                                                                 41,879
                                                                                         -----------
     TOTAL ASSETS                                                                         16,920,508
                                                                                         -----------

LIABILITIES
 Payable upon return of securities loaned (Note 4)                                            63,471
 Payables:
   Accrued 12b-1 and Shareholder servicing fees                                   16,726
   Securities purchased                                                          365,924
   Other Accrued Expenses                                                            412
                                                                              ----------
                                                                                             383,062
                                                                                         -----------
     TOTAL LIABILITIES                                                                       446,533
                                                                                         -----------

NET ASSETS                                                                               $16,473,975
                                                                                         ===========

 Class A Shares
   Net Assets, Class A                                                                   $16,077,968
                                                                                         ===========
   NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
     ($16,077,968 / 827,257 shares outstanding) (Note 5)                                 $     19.44
                                                                                         ===========
   MAXIMUM OFFERING PRICE PER SHARE ($19.44 x 100 / 94.25)                               $     20.63
                                                                                         ===========

 Class C Shares
   Net Assets, Class C                                                                   $   396,007
                                                                                         ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
     SHARE ($396,007 / 20,456 shares outstanding) (Note 5)                               $     19.36
                                                                                         ===========
   At April 30, 2005 there were 1,000,000,000 shares of $.01 par value stock authorized and components of net assets are:
   Paid in capital                                                                       $14,217,320
   Accumulated net investment loss                                                          (121,956)
   Accumulated net realized gain on investments                                            1,006,864
   Net unrealized appreciation of investments                                              1,371,747
                                                                                         -----------
   Net Assets                                                                            $16,473,975
                                                                                         ===========

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF OPERATIONS

Six months ended April 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

   INVESTMENT INCOME
    Dividend                                             $ 32,221
    Interest                                               22,589
    Income from securities loaned--net                      1,448
                                                         --------
      Total income                                                $  56,258
                                                                  ---------

   EXPENSES
    Investment advisory fees (Note 2)                    $113,686
    12b-1 fees, Class A shares (Note 2)                    22,420
    12b-1 and service fees, Class C shares (Note 2)         1,275
    Accounting fees                                         4,392
    Administrative services                                 9,096
    Custody fees                                            8,541
    Registration fees                                       8,467
    Transfer agent fees                                    13,644
    Professional fees                                      14,741
    Shareholder services                                   16,616
    Miscellaneous                                          15,522
                                                         --------
      Total expenses                                                228,400
    Advisor fee waivers (Note 2)                                    (50,186)
                                                                  ---------
    Net expenses                                                    178,214
                                                                  ---------
    Net investment loss                                            (121,956)
                                                                  ---------

   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investments                                515,431
    Net change in unrealized appreciation on investments           (922,189)
                                                                  ---------
    Net loss on investments                                        (406,758)
                                                                  ---------
    Net decrease in net assets resulting from operations          $(528,714)
                                                                  =========

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 Six months ended
                                                                                  April 30, 2005     Year ended
                                                                                   (Unaudited)    October 31, 2004*
                                                                                 ---------------- -----------------
OPERATIONS
  Net investment loss                                                              $  (121,956)      $  (277,798)
  Net realized gain on investments                                                     515,431         1,202,960
  Net change in unrealized appreciation on investments                                (922,189)          377,146
                                                                                   -----------       -----------
  Net increase (decrease) in net assets resulting from operations                     (528,714)        1,302,308

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Long-Term Capital Gains--Class A ($0.84 and $0.29 per share,
   respectively) (Note 6)                                                             (692,538)         (143,132)
  Long-Term Capital Gains--Class C ($0.83 and $ .   per share,
   respectively) (Note 6)                                                               (6,388)               --

CAPITAL SHARE TRANSACTIONS**
  Net increase in net assets resulting from capital share transactions--Class A        679,067         6,803,439
  Net increase in net assets resulting from capital share transactions--Class C        340,788            91,310
                                                                                   -----------       -----------
                                                                                     1,019,855         6,894,749
  Net increase (decrease) in net assets                                               (207,785)        8,053,925
  Net assets at beginning of period                                                 16,681,760         8,627,835
                                                                                   -----------       -----------
NET ASSETS at the end of the period                                                $16,473,975       $16,681,760
                                                                                   ===========       ===========

** A summary of capital share transactions follows:

                                                       Class A
                                     -------------------------------------------
                                        Six months ended
                                         April 30, 2005          Year ended
                                          (Unaudited)         October 31, 2004
                                     ---------------------  --------------------
                                      Shares      Value      Shares     Value
                                     --------  -----------  -------  -----------
Shares sold                           174,636  $ 3,746,996  426,944  $ 8,474,213
Shares reinvested from distributions   30,510      673,976    7,297      141,122
Shares redeemed                      (182,088)  (3,741,905) (91,671)  (1,811,896)
                                     --------  -----------  -------  -----------
Net increase                           23,058  $   679,067  342,570  $ 6,803,439
                                     ========  ===========  =======  ===========

                                                       Class C
                                     -------------------------------------------
                                        Six months ended
                                         April 30, 2005         Period ended
                                          (Unaudited)         October 31, 2004*
                                     ---------------------  --------------------
                                      Shares      Value      Shares     Value
                                     --------  -----------  -------  -----------
Shares sold                            15,878  $   339,494    4,525  $    91,310
Shares reinvested from distributions      288        6,333       --           --
Shares redeemed                          (235)      (5,039)      --           --
                                     --------  -----------  -------  -----------
Net increase                           15,931  $   340,788    4,525  $    91,310
                                     ========  ===========  =======  ===========

* Commencement of operations for the C class was April 21, 2004.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                         Class A Shares                                   Class C Shares
                               -------------------------------------------------------------      -------------------------
                                 Six months                                                         Six months
                                   ended       Year ended  Year ended  Year ended  Period ended       ended       Period ended
                               April 30, 2005  October 31, October 31, October 31, October 31,    April 30, 2005  October 31,
                                (Unaudited)       2004        2003        2002        2001*        (Unaudited)       2004**
                               --------------  ----------- ----------- ----------- ------------   --------------  ------------
Per Share Operating
 Performance
Net asset value, beginning of
 period                           $ 20.63        $ 18.69     $ 11.67     $ 12.42     $ 10.00          $20.64        $ 20.74
                                  -------        -------     -------     -------     -------          ------        -------
Income from investment
 operations-
  Net investment loss               (0.14)         (0.34)      (0.34)      (0.28)      (0.23)          (0.11)         (0.21)
  Net realized and unrealized
   gain (loss) on investments     $ (0.21)       $  2.57     $  7.36       (0.47)       2.64           (0.34)          0.11
                                  -------        -------     -------     -------     -------          ------        -------
  Total from investment
   operations                       (0.35)          2.23        7.02       (0.75)       2.42           (0.45)         (0.10)
                                  -------        -------     -------     -------     -------          ------        -------
Less distribution from
 long-term capital gains            (0.84)         (0.29)         --          --          --           (0.83)            --
                                  -------        -------     -------     -------     -------          ------        -------
Net asset value, end of period    $ 19.44        $ 20.63     $ 18.69     $ 11.67     $ 12.42          $19.36        $ 20.64
                                  =======        =======     =======     =======     =======          ======        =======
Total Return                        (4.99%)        10.69%      60.15%      (6.04%)     24.20%          (4.57%)        (0.48%)
                                  =======        =======     =======     =======     =======          ======        =======
Ratios/Supplemental Data
  Net assets, end of period
   (000's)                        $16,078        $16,588     $ 8,628     $ 4,461     $   456          $  396        $    93
Ratio to average net assets
  Expenses                           2.50%***       3.10%       4.04%       4.99%      36.16%***        3.25%***       4.06%***
  Expenses, net of
   reimbursements and fee
   waivers (Note 2)                  1.95%***       2.54%       2.80%       2.80%       1.65%***        2.70%***       2.99%***
  Net investment loss,
   excluding reimbursements
   and fee waivers                  (1.88%)***     (2.93%)     (3.61%)     (4.36%)    (35.66%)***      (2.63%)***     (4.60%)***
  Net investment loss               (1.33%)***     (2.36%)     (2.37%)     (2.17%)     (1.14%)***      (2.08%)***     (3.53%)***
Portfolio turnover rate             74.19%        147.71%     122.31%     157.83%     100.09%          74.19%        147.71%

* Commencement of operation of Class A shares was December 12, 2000. ** Commencementof operation of Class C shares was April 21, 2004.
***Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
NOTES TO THE FINANCIAL STATEMENTS

April 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Satuit Capital Micro Cap Fund (the "Fund") is a series of Satuit Capital Management Trust ("SCMT") which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was established in December, 2000 as a series of SCMT. The Fund currently offers two Classes of shares (Class A and Class C). The objective of the Fund is to seek to achieve long-term capital appreciation.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Trustees. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with custodian bank which earn interest at the current market rate.

      E. Distribution to Shareholders. Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for wash sales.

      F. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      G. Security Loans. The Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

      H. Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable to each class.

      I. Reclassification of Capital Accounts. Accounting Principles generally accepted in the United States of America require that certain components of the net assets be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or the net asset value per share. For the year ended October 31, 2004 permanent differences in book and tax accounting have been reclassified to paid in capital, by $267,851 undistributed net investment loss by $277,798 and accumulated net realized gain/ (loss) by $9,947.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund. Per an expense limitation agreement in effect through July 31, 2004, the Advisor waived its fees and reimbursed fund expenses in order to limit the operating expenses for Class A shares to 2.80% of average net assets of Class A and operating expenses of Class C shares to 3.55% of average net assets of Class C shares. Effective August 1, 2004, the Advisor has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for Class A shares to 1.95% of average Class A net assets and for Class C shares to 2.70% of average Class C net assets from August 1, 2004 through October 31, 2007. For the six months ended April 30, 2005, the Advisor earned fees of $113,686, of which $50,186 were waived.

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the Advisor may pay the distributor for certain activities and expenses which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Advisor. The Fund or the Advisor may incur such distribution expenses at the rate of .25% per annum on the Fund's A Class average daily net assets, and at the rate of .75% on the Fund's C Class average daily net assets. For the six months ended April 30, 2005, there were $23,376 of 12b-1 fees incurred.

      The Fund has also adopted a shareholder servicing plan for both classes of shares that provides that the Fund will compensate the Distributor with a servicing fee at the rate of .25% per annum of the average daily net assets of the Fund for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the six months ended April 30, 2005, there were $319 of distribution expenses incurred by the Fund.

      The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The recoverable amount does not include fees voluntarily waived and expenses reimbursed prior to November 1, 2001. The total amount of recoverable reimbursements as of April 30, 2005 was $161,394, of which $67,895 expires in 2006; $43,313 expires in 2007 and $50,186 expires in 2008.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended April 30, 2005 aggregated $12,420,138 and $16,222,365, respectively.

NOTE 4 - SECURITIES LENDING

      At April 30, 2005 securities valued at $63,471 were on loan to brokers. For collateral, the Fund received shares of an overnight repurchase agreement valued at $66,272. Income from securities lending amounted to 1,448 for the six months ended April 30, 2005. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

NOTE 5 - REDEMPTIONS

      Certain redemptions of Fund shares are subject to a 2% contingent deferred sales charge if shares are redeemed within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

      The tax character of distributions paid during the six months ended April 30, 2005 and the year ended October 31, 2004 was as follows:

                                             Six months ended
                                              April 30, 2005     Year ended
                                               (Unaudited)    October 31, 2004
                      -                      ---------------- ----------------
  Distributions from long-term capital gains     $698,926         $143,132
                                             ================ ================

      As of April 30, 2005 the components of distributable earnings on a tax basis were as follows:

                Undistributed long-term capital gains $1,014,485
                Unrealized appreciation                1,371,747
                                                      ----------
                                                      $2,386,232
                                                      ==========

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-567-4030 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available without charge, upon request, by calling 1-800-567-4030 or on the SEC's website at www.sec.gov.

Investment Adviser:

   Satuit Capital Management, LLC.
     2608 Goldbug Avenue
     Sullivans Island, SC 29482

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Satuit Capital Micro
 Cap Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Commonwealth Shareholder Service at
 (800) 567-4030 Toll Free.
[LOGO]

                      Semi-Annual Report to Shareholders

                         SATUIT CAPITAL MICRO CAP FUND

                                  A series of
                        Satuit Capital Management Trust

                           For the Six Months Ended
                                April 30, 2005